Taxation - NOL (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Europe
Taxation
Tax losses carried forward indefinitely	¥ 2,956,478
State Administration of Taxation, China
Taxation
Loss expiring in 2025	3,704,156
Loss expiring in 2026	2,368,899
Loss expiring in 2027	9,081,387
Loss expiring in 2028	15,732,060
Loss expiring in 2029	19,284,357
Loss expiring in 2030	156,199
Loss expiring in 2031	4,833,296
Loss expiring in 2032	7,153,295
Loss expiring in 2033	12,437,801
Loss expiring in 2034	6,975,031
Operating Loss Carryforwards, Total	¥ 81,726,481
State Administration of Taxation, China | Minimum
Taxation
Operating loss carryforward expiration period	1 year
State Administration of Taxation, China | Maximum
Taxation
Operating loss carryforward expiration period	10 years
Hong Kong
Taxation
Tax losses carried forward indefinitely	¥ 3,315,437
Internal Revenue Service - United States
Taxation
Tax losses carried forward indefinitely	1,927,128
Loss expiring in fourteen years	4,388
Loss expiring in fifteen years	¥ 602,262